Business Combination (Schedule Of NCR Purchase Price Allocated to Intangible Assets) (Details) (Asset Acquisition [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	$ 46,960
Retailer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	40,000
Intangible assets, amortization period, years	10 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	6,300
Intangible assets, amortization period, years	8 years
Trademarks And Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	500
Intangible assets, amortization period, years	1 year
Internal Use Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset	$ 160
Intangible assets, amortization period, years	1 year